Deposit - Schedule Maturities of time deposit (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturities of Time Deposits [Abstract]
2022 (nine months remaining)	$ 212,906
2023	50,703	$ 264,273
2024	2,811	8,111
2025	1,476	2,644
2026	1,675	1,023
2027 and thereafter	314
2026 and thereafter		1,662
Time deposits	$ 269,885	$ 277,713	$ 374,217